LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of weighted-average remaining lease term and weighted-average discount rate

	As of December 31,
	2023	2024
Weighted average remaining lease term:
Operating lease	9.7 years	9.7 years
Finance lease	18.7 years	14.4 years

Weighted average discount rate:
Operating lease	7.59%	7.20%
Finance lease	10.04%	8.20%

Schedule of total lease cost

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Lease cost
Finance lease cost:
Depreciation	224,140	199,926	165,262
Interest expenses	104,088	90,679	93,264
Operating lease cost	691,197	749,800	870,196
Total lease cost	1,019,425	1,040,405	1,128,722

Schedule of supplemental cash flow information related to leases

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	635,615	796,541	847,908
Financing cash payments for finance leases	231,046	210,902	102,646
Operating cash payments for finance leases	104,088	90,679	93,264

Schedule of future lease payments under operating leases and finance leases

	Operating Leases	Finance Leases
	RMB	RMB
2025	930,138	246,033
2026	835,798	297,734
2027	689,972	287,945
2028	663,968	282,688
2029	638,664	216,691
2030 and thereafter	2,923,121	1,661,412
Total future lease payments	6,681,661	2,992,503
Less: Imputed interest	(2,002,550)	(1,251,895)
Present value of future lease payments*	4,679,111	1,740,608
*

Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB899,818 and RMB3,779,293 for the year ended December 31, 2024, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities and non-current portion of finance lease liabilities, amounting to RMB208,299 and RMB1,532,309 for the year ended December 31, 2024, respectively.